CONSOLIDATED AND COMBINED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in-Capital	Net Parent Company Investment	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2013	$ 1,315	$ 0	$ 0	$ 1,451	$ 0	$ (136)
Balance (in shares) at Dec. 31, 2013		0
Net income	58	$ 0	0	58	0	0
Net transfers (to) from parent company	(166)	0	0	(166)	0	0
Other comprehensive (loss) income	(32)	0	0	0	0	(32)
Balance at Dec. 31, 2014	1,175	$ 0	0	1,343	0	(168)
Balance (in shares) at Dec. 31, 2014		0
Net income	74	$ 0	0	74	0	0
Net transfers (to) from parent company	65	0	0	65	0	0
Other comprehensive (loss) income	(37)	0	0	0	0	(37)
Balance at Dec. 31, 2015	1,277	$ 0	0	1,482	0	(205)
Balance (in shares) at Dec. 31, 2015		0
Net income	106	$ 0	0	97	9	0
Net transfers (to) from parent company	(934)	0	0	(934)	0	0
Separation-related adjustments	(244)	0	0	122	0	(366)
Reclassification of net parent investment to additional paid-in capital	0	0	767	(767)	0	0
Issuance of common stock upon separation	0	$ 0	0	0	0	0
Issuance of common stock upon separation (in shares)		32
Share-based compensation	3	$ 0	3	0	0	0
Cash dividends paid	(8)	0	0	0	(8)	0
Other comprehensive (loss) income	40	0	0	0	0	40
Balance at Dec. 31, 2016	$ 240	$ 0	$ 770	$ 0	$ 1	$ (531)
Balance (in shares) at Dec. 31, 2016		32